Other Disclosures (Tables)	12 Months Ended
Dec. 31, 2020
Other Disclosures
Summary of remuneration of the Board of Directors and Executive Management

(DKK million)	2020	2019	2018

Wages and salaries	48	42	34
Share-based compensation expenses	43	38	32
Defined contribution plans	2	1	1

Total	93	81	67

Schedule of Remuneration to the Board of Directors

	Base board fee	Committee fees	Shared-based compensation expenses	2020	Base board fee	Committee fees	Shared-based compensation expenses	2019	Base board fee	Committee fees	Shared-based compensation expenses	2018
(DKK million)

Deirdre P. Connelly	1.1	0.5	0.7	2.3	0.8	0.5	0.9	2.2	0.7	0.3	0.7	1.7
Pernille Erenbjerg	0.7	0.4	0.4	1.5	0.4	0.3	0.4	1.1	0.4	0.3	0.5	1.2
Mats Pettersson*	0.3	0.1	1.6	2.0	1.2	0.2	0.8	2.2	1.2	0.3	0.9	2.4
Anders Gersel Pedersen	0.4	0.4	0.5	1.3	0.4	0.4	0.6	1.4	0.5	0.3	0.6	1.4
Paolo Paoletti	0.4	0.3	0.4	1.1	0.4	0.3	0.4	1.1	0.4	0.2	0.5	1.1
Rolf Hoffmann	0.4	0.3	0.5	1.2	0.4	0.3	0.8	1.5	0.4	0.3	0.7	1.4
Jonathan Peacock**	0.3	0.3	0.4	1.0	-	-	-	-	-	-	-	-
Peter Storm Kristensen*****	0.4	-	0.4	0.8	0.4	-	0.4	0.8	0.4	-	0.3	0.7
Rick Hibbert****	-	-	-	-	0.1	-	0.4	0.5	0.4	-	0.3	0.7
Rima Bawarshi Nassar***	0.1	-	-	0.1	-	-	-	-	-	-	-	-
Mijke Zachariasse*****	0.4	-	0.1	0.5	0.3	-	-	0.3	-	-	-	-
Daniel J. Bruno***	0.3	-	(0.4)	(0.1)	0.4	-	0.4	0.8	0.4	-	0.3	0.7

Total	4.8	2.3	4.6	11.7	4.8	2.0	5.1	11.9	4.8	1.7	4.8	11.3

* Stepped down from the Board of Directors at the Annual General Meeting in March 2020. ** Elected to the Board of Directors at the Annual General Meeting in March 2020.*** Daniel J. Bruno stepped down from the Board of Directors and Rima Bawarshi Nassar replaced Daniel J. Bruno on the Board of Directors as an employee elected board member during August 2020.

**** Stepped down from the Board of Directors at the Annual General Meeting in March 2019.

***** Employee elected board member

Schedule of executive compensation

	2020
	Base Salary	Defined Contribution Plans	Other Benefits	Annual Cash Bonus	Share-Based Compensation Expenses	Total
(DKK million)

Jan van de Winkel	7.3	1.0	1.0	8.4	19.6	37.3
Anthony Pagano*	3.0	0.1	-	2.3	5.2	10.6
Anthony Mancini**	3.1	0.1	3.3	2.0	3.1	11.6
Judith Klimovsky	4.0	0.1	0.1	3.0	12.7	19.9
David A. Eatwell*	0.9	0.1	2.5	-	(2.3)	1.2

Total	18.3	1.4	6.9	15.7	38.3	80.6

* David A. Eatwell stepped down as CFO on February 29, 2020, and Anthony Pagano was appointed Chief Financial Officer and member of the Executive Management on March 1, 2020.

** Appointed Chief Operating Officer and member of the Executive Management in March 2020.

	2019
	Base Salary	Defined Contribution Plans	Other Benefits	Annual Cash Bonus	Share-Based Compensation Expenses	Total
(DKK million)

Jan van de Winkel	7.3	1.0	3.6	8.4	14.9	35.2
David A. Eatwell	4.3	0.1	0.9	3.2	8.0	16.5
Judith Klimovsky	4.1	0.1	-	3.1	9.7	17.0

Total	15.7	1.2	4.5	14.7	32.6	68.7

	2018
	Base Salary	Defined Contribution Plans	Other Benefits	Annual Cash Bonus	Share-Based Compensation Expenses	Total
(DKK million)

Jan van de Winkel	7.1	1.2	0.2	6.4	13.4	28.3
David A. Eatwell	3.9	0.2	1.4	2.1	8.1	15.7
Judith Klimovsky	3.6	0.1	0.2	2.1	5.9	11.9

Total	14.6	1.5	1.8	10.6	27.4	55.9

Schedule of company overview

Name	Domicile	Ownership and votes 2020	Ownership and votes 2019
Genmab B.V.	Utrecht, the Netherlands	100%	100%
Genmab Holding B.V.	Utrecht, the Netherlands	100%	100%
Genmab US, Inc.	New Jersey, USA	100%	100%
Genmab K.K.	Tokyo, Japan	100%	100%

Summary of fees to auditors

(DKK million)	2020	2019	2018

PricewaterhouseCoopers
Audit services	4.9	1.9	1.1
Audit-related services	1.0	2.3	0.1
Tax and VAT services	0.3	0.5	0.4
Other services	-	2.4	0.1

Total	6.2	7.1	1.7

Summary of adjustments to cash flow statement

(DKK million)	Note	2020	2019	2018

Adjustments for non-cash transactions:
Depreciation, amortization and impairment	3.1, 3.2, 3.3	259	139	88
Share-based compensation expenses	2.3, 4.6	200	147	91
Other		-	5	-

Total adjustments for non-cash transactions		459	291	179

Change in operating assets and liabilities:
Receivables		306	(1,658)	(768)
Deferred revenue		513	-	-
Other payables		168	440	134

Total change in operating assets and liabilities		987	(1,218)	(634)